[PIONEER LOGO]



Pioneer
World Equity
Fund

SEMIANNUAL REPORT 9/30/99

 Table of Contents
--------------------------------------------------------------------------------


Letter from the Chairman                           1
Portfolio Summary                                  2
Performance Update                                 3
Portfolio Management Discussion                    6
Schedule of Investments                            9
Financial Statements                              19
Notes to Financial Statements                     25
Report of Independent Public Accountants          31
Trustees, Officers and Service Providers          32
The Pioneer Family of Mutual Funds                33
Programs and Services for Pioneer Shareowners     34
Retirement Plans from Pioneer                     36

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 LETTER FROM THE CHAIRMAN 9/30/99
--------------------------------------------------------------------------------


 Dear Shareowner,
--------------------------------------------------------------------------------

I would like to take this opportunity to thank you for your interest in Pioneer World Equity Fund. This report covers the period from March 31, 1999 through September 30, 1999.

As we approach the new millennium, it seems a suitable time to look back on how the world of investing has changed since Pioneer was founded in 1928. The creation of affordable investment options, including mutual funds, has brought opportunity to millions of people worldwide and surely should be counted among this century's greatest accomplishments. Just consider the impact a few notable innovations - money market funds, employer-sponsored retirement vehicles and the concept of international investing - have had on your life.

In some ways, investing has changed a great deal. One thing, however, remains the same - our belief in the importance of a long-term perspective. Attempts at market timing and the advent of day-trading unfortunately have led some to adopt a "get rich quick" mentality. Looking back over time, lasting wealth has come to investors who held to their discipline and didn't veer off course to chase the rising star of the day. A solid, forward-thinking plan can offer great rewards, even though it can be a tad dull moment-to-moment.

This year, we are taking extra steps to make your planning easier, especially tax planning. I'm pleased to announce that Pioneer funds will distribute their capital gains in November - a month earlier than in past years. We hope you'll take advantage of the extra time to work with your investment professional to prepare for the new century.

I encourage you to read on to learn more about your Fund, including the question and answer session with portfolio manager Patrick Smith. If you have questions, please contact your investment professional. You can also visit our web site at www.pioneerfunds.com to obtain information about our funds and to view 1999 distribution information.

Respectfully,


/s/John F. Cogan, Jr.
   ------------------

John F. Cogan, Jr.
Chairman and President

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 PORTFOLIO SUMMARY 9/30/99
--------------------------------------------------------------------------------


 P o r t f o l i o   D i v e r s i f i c a t i o n
--------------------------------------------------------------------------------
 (As a percentage of total investment portfolio)


[PIE CHART PLOT POINTS]

International Preferred Stocks     1%

Depositary Receipts for
International Stocks               2%

Short-Term Cash Equivalents        5%

U.S. Common Stocks                30%

International Common Stocks       62%

[END PLOT POINTS]


 G e o g r a p h i c a l   D i s t r i b u t i o n
--------------------------------------------------------------------------------
 (As a percentage of equity holdings)


[BAR CHART PLOT POINTS]

United States 31.8%           Finland 1.4%
Japan 13.7%                   Mexico 1.2%
United Kingdom 12.1%          Sweden 1.1%
France 7.3%                   Brazil 1.0%
Germany 5.0%                  India 0.6%
Switzerland 4.0%              Singapore 0.6%
Canada 3.9%                   Thailand 0.6%
Netherlands 3.6%              Norway 0.5%
Italy 3.1%                    Hong Kong 0.5%
Spain 2.8%                    New Zealand 0.4%
Australia 2.3%                Chile 0.2%
Israel 2.1%                   Malaysia 0.2%

[END OF PLOT POINTS]

 1 0   L a r g e s t   H o l d i n g s
--------------------------------------------------------------------------------
 (As a percentage of equity holdings)

  1. NTT Mobile                   1.94%          6. Sony Corp.                   1.22%
     Communication
     Network, Inc.
  2. Shohkoh Fund & Co., Ltd.     1.63           7. Mannesmann AG                1.19
  3. Sidel, SA                    1.59           8. IBM Corp.                    1.13
  4. Lucent Technologies, Inc.    1.35           9. Daiwa Securities Co., Ltd.   1.12
  5. Vodafone Group Plc           1.29          10. Bell Atlantic Corp.          1.11

Fund holdings will vary for other periods.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 9/30/99                            CLASS A SHARES
--------------------------------------------------------------------------------


 S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------


 Net Asset Value
 per Share                  9/30/99         3/31/99
                            $ 19.82         $ 18.55

 Distributions per Share    Income          Short-Term          Long-Term
 (3/31/99-9/30/99)          Dividends       Capital Gains       Capital Gains
                                -               -                     -


 I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer World Equity Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World Index.

  Average Annual Total Returns
  (As of September 30, 1999)

                  Net Asset     Public Offering
   Period           Value       Price*
   Life-of-Fund   10.48%         8.25%
   (10/31/96)
   1 Year         28.38         21.02

[MOUNTAIN CHART PLOT POINTS]

Growth of $10,000

          Pioneer   MSCI
          World     World
          Equity    Index
          Fund*
10/96      9,425    10,000
          10,174    10,387
3/97      10,488    10,417
          11,784    11,984
9/97      11,841    12,327
          10,765    12,023
3/98      12,728    13,745
          12,347    14,024
9/98       9,818    12,343
          11,561    14,948
3/99      11,797    15,483
          12,674    16,222
9/99      12,604    15,982

[END OF PLOT POINTS]

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvest-ment of distributions at net asset value.

The MSCI World Index is an unmanaged, capitalization-weighted measure of stocks traded in 23 markets. It includes the United States, Canada and all countries in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 9/30/99                            CLASS B SHARES
--------------------------------------------------------------------------------


 S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------


 Net Asset Value
 per Share                  9/30/99         3/31/99
                            $ 19.28         $ 18.11

 Distributions per Share    Income          Short-Term          Long-Term
 (3/31/99-9/30/99)          Dividends       Capital Gains       Capital Gains
                                -               -                     -


 I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer World Equity Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Index.

 Average Annual Total Returns
 (As of September 30, 1999)

                   If         If
 Period           Held     Redeemed*
 Life-of-Fund    9.38%      8.51%
 (10/31/96)
 1 Year         27.19      23.19

[MOUNTAIN CHART PLOT POINTS]

Growth of $10,000

          Pioneer   MSCI
          World     World
          Equity    Index
          Fund*
10/96     10,000    10,000
          10,747    10,387
3/97      11,060    10,417
          12,393    11,984
9/97      12,427    12,327
          11,273    12,023
3/98      13,300    13,745
          12,869    14,024
9/98      10,202    12,343
          11,996    14,948
3/99      12,205    15,483
          13,088    16,222
9/99      12,693    15,982

[END OF PLOT POINTS]

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

The MSCI World Index is an unmanaged, capitalization-weighted measure of stocks traded in 23 markets. It includes the United States, Canada and all countries in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 9/30/99                            CLASS C SHARES
--------------------------------------------------------------------------------


 S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------


 Net Asset Value
 per Share                  9/30/99         3/31/99
                            $ 19.29         $ 18.13

 Distributions per Share    Income          Short-Term          Long-Term
 (3/31/99-9/30/99)          Dividends       Capital Gains       Capital Gains
                                -               -                     -

 I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer World Equity Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Index.

 Average Annual Total Returns
 (As of September 30, 1999)

                    If         If
 Period            Held     Redeemed*
 Life-of-Fund    9.40%       9.40%
 (10/31/96)
 1 Year         27.26       27.26

[MOUNTAIN CHART PLOT POINTS]

Growth of $10,000

          Pioneer   MSCI
          World     World
          Equity    Index
          Fund*
10/96     10,000    10,000
          10,773    10,387
3/97      11,080    10,417
          12,413    11,984
9/97      12,447    12,327
          11,286    12,023
3/98      13,313    13,745
          12,876    14,024
9/98      10,202    12,343
          11,996    14,948
3/99      12,218    15,483
          13,101    16,222
9/99      13,000    15,982

[END OF PLOT POINTS]

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to shares sold within one year of purchase.

The MSCI World Index is an unmanaged, capitalization-weighted measure of stocks traded in 23 markets. It includes the United States, Canada and all countries in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer World Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/99
--------------------------------------------------------------------------------

In a world being rapidly transformed by technological progress, innovative businesses are having a profound impact on corporate profitability and global growth. Your Fund benefited from holding a wide range of these companies during the six months ended September 30, 1999. While many of these companies were fairly immune to the vagaries of financial markets, other Fund holdings succumbed to the more mundane pressures of rising interest rates and sagging profits. In the following interview, portfolio manager Patrick M. Smith explains the confluence of these factors and their impact on Fund performance.

Q:   Did the Fund perform well given these conflicting influences?

A: Yes, absolutely and relatively speaking. Pioneer World Equity Fund's Class A shares returned 6.85% at net asset value (6.46% for Class B shares and 6.40% for Class C shares). In comparison, the Morgan Stanley Capital International (MSCI) World Index climbed 3.22%, while the average global fund returned 6.39% as reported by Lipper, Inc. (Lipper is an independent firm that tracks mutual fund performance excluding sales charges.) Japanese stocks and investments in high-tech companies, many of which are producing a wide range of services and software for the internet, boosted returns. Financial and insurance companies suffered in the wake of higher interest rates.

Q: Why did the weaker U.S. dollar and an improving global outlook prompt changes in the Fund's strategy?

A: Inflation fears and a weaker dollar have dimmed our outlook for U.S. stocks for the balance of 1999. Further, over the past six months, we have evaluated trends that indicate higher growth prospects for Japan and continental Europe relative to the United Statese - prompting our modest reallocation to investments overseas.

     We've had concerns about the historically unrealistic valuations of U.S. stocks for some time. This accounts for the Fund's smaller allocation to U.S. equities compared to similar funds and the MSCI World Index. By September 30, we'd whittled the weighting down to 30% - a decision that proved wise. This was accomplished largely by eliminating positions in Ambac Financial Group and SLM Holdings - two financial services companies that we expected to underperform in the higher-interest-rate environment. We also trimmed positions in State

Pioneer World Equity Fund


     Street, which was the third largest holding at the beginning of the period, and Mellon Bank, redirecting the proceeds from these sales into Japanese and European stocks.

Q:   Did financial holdings suffer in the wake of higher interest rates?

A: Yes. With the exception of Japan, many developed markets saw interest rates edge higher. In the United States, a pre-emptive Federal Reserve raised rates twice during the period in response to its concerns about inflation. Fearing the European Central Bank would need to follow suit, investor demand for financial holdings fell. While many holdings suffered, there were some big gainers most notably Daiwa Securities (Japan) and Mediolanum (Italy).

Q:   Why were Japanese stocks so strong?

A: The yen's impressive climb and strong foreign demand sparked a breathtaking rally here. Investors seem convinced that Asia's largest economy is taking the right steps to restructure its banking industry and continue growth initiatives. However, we have some concerns about leaders' resolve to implement real reform rather than quick fixes. We have identified a few companies that stand to benefit from stronger growth, including two new purchases - Oriental Land, the operator of Disneyland in Tokyo, and Sharp, a leading developer of flat-panel technology. Ryohin Keikaku, which specializes in affordable, popular clothing, is one of a few publicly traded retailers with strong management. NTT Mobile Communication Network, the Fund's largest holding, is a leading provider of cellular phone and network-integration services worldwide.

Q: The technology sector is comprised of many fast-growing businesses. Which are most attractive?

A: Technological innovation is creating a new world economy and is widely credited with boosting growth and reducing inflation. High-tech companies are also propelling the growth of many information-dependent industries, including finance, media and retail.

     Opportunities abound, but we look for companies with the ability to transcend national and regional boundaries. With their well-constructed, sleek cellular phones, telecommunications-equipment providers Nokia (Finland) and Matsushita Communication

Pioneer World Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/99                           (continued)
--------------------------------------------------------------------------------

     Industrial (Japan) dominate their respective markets. Texas Instruments (U.S.) is set to benefit from a shift in growth from the electronics sector to non-PC devices, such as handheld computers. Network solutions provider Sun Microsystems (U.S.) continues to grow strongly on the back of its internet and corporate intranet focus. Software-industry giants Oracle (U.S.) and SAP (Germany) are profiting from the increased need to improve corporate infrastructure related to trade on the World Wide Web and E-business. Computer consulting firms Merkantildata (Norway) and Getronics (Netherlands) help clients integrate computers and software and are a valuable resource for corporations looking to outsource projects. Cap Gemini (France) is a global consultant benefiting from the drive to become Y2K compliant, the integration of the euro and large, corporate ERP system installations.

Q: Mergers and acquisitions seem to be at an all time high. Did they affect the Fund?

A: Absolutely. The pace of merger and acquisition activity is quite remarkable, and nowhere is it more pronounced than in Europe. Much of the consolidation and restructuring is the result of deregulation and corporations' efforts to maintain global competitiveness - just as it was in the United States during the past decade. For the large telecommunication companies, buying start-ups or competitors is a quicker, cheaper way to gain market share. Following its purchase of AirTouch, Vodafone Group (U.K.) is set to become the world's largest cellular company. The oil industry is also seeing its share of mergers as producers join forces, albeit hostile at times, to achieve greater economies of scale. French-based Total Fina (France), recently purchased Elf Aquitaine (France), a Fund holding, only months after buying PetroFina (Belgium).

Q:   What's in store for global equities?

A: With the vigor of the nine-year U.S. expansion in question, investors are looking for economic growth in Europe and Japan to provide a counterweight in the world economy. If we truly are on the verge of a shift in economic strength, we feel confident that your Fund holds the companies with the leadership qualities to excel well into the 21st century.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 9/30/99
--------------------------------------------------------------------------------

Shares                                                          Value
              INVESTMENT IN SECURITIES - 95.4%
              PREFERRED STOCKS - 1.4%
1,190,000     Petrobras Brasileiro SA                     $   182,219
    500       SAP AG                                          224,578
107,178       Telecomunicacoes de Sao Paulo SA*                 9,601
  7,900       Tele Norte Leste Participacoes (A.D.R.)         122,450
                                                          -----------
              TOTAL PREFERRED STOCKS
              (Cost $515,612)                             $   538,848
                                                          -----------
              COMMON STOCKS - 94.0%
              Basic Materials - 2.1%
              Chemicals - 0.7%
  2,600       BASF AG                                     $   111,799
  2,800       E.I. du Pont de Nemours & Co.                   170,450
                                                          -----------
                                                          $   282,249
                                                          -----------
              Chemicals (Diversified) - 1.4%
  6,700       Hoechst AG                                  $   291,450
 45,000       WMC Ltd.                                        229,168
                                                          -----------
                                                          $   520,618
                                                          -----------
              Total Basic Materials                       $   802,867
                                                          -----------
              Capital Goods - 5.5%
              Aerospace/Defense - 0.5%
 28,000       British Aerospace Plc                       $   184,408
                                                          -----------
              Electrical Equipment - 0.6%
  2,000       General Electric Co.                        $   237,125
                                                          -----------
              Engineering & Construction - 0.9%
  2,000       IHC Caland NV                               $    98,985
  1,000       Suez Lyonnaise Des Eaux                         161,781
    800       Technip                                          85,020
                                                          -----------
                                                          $   345,786
                                                          -----------
              Machinery (Diversified) - 2.0%
 35,000       Invensys Plc                                $   170,001
  5,700       Sidel, SA                                       579,985
                                                          -----------
                                                          $   749,986
                                                          -----------
              Manufacturing (Diversified) - 1.1%
  2,700       Mannesmann AG                               $   433,993
                                                          -----------

The accompanying notes are an integral part of these financial statements.    9

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 9/30/99                                   (continued)
--------------------------------------------------------------------------------

Shares                                                          Value
           Trucks & Parts - 0.4%
 2,200     Valeo                                          $   159,110
                                                          -----------
           Total Capital Goods                            $ 2,110,408
                                                          -----------
           Communication Services - 13.6%
           Cellular/Wireless Telecommunications - 4.6%
 8,700     Libertel NV*                                   $   156,954
    36     NTT Mobile Communication Network, Inc.             707,931
22,000     SmarTone Telecommunications Holdings Ltd.           67,689
 5,700     Sonera Group Plc                                   163,803
50,000     Telecom Italia Mobile SpA                          184,132
20,000     Vodafone Group Plc                                 472,051
                                                          -----------
                                                          $ 1,752,560
                                                          -----------
           Telecommunications (Long Distance) - 1.5%
 3,000     AT&T Corp.                                     $   130,500
 7,850     Bell Canada International, Inc.*                    80,097
 7,000     Sprint Corp.                                       379,750
                                                          -----------
                                                          $   590,347
                                                          -----------
           Telephone - 7.5%
 8,000     BCE, Inc.                                      $   397,252
 6,000     Bell Atlantic Corp.                                403,875
 2,150     Bell Canada International, Inc.*                    22,038
 5,000     BellSouth Corp.                                    225,000
25,238     British Telecom Plc                                382,092
11,500     Global Telesystems Group, Inc.*                    226,766
25,000     Grupo Carso Global Telecom*                        138,525
 4,000     GTE Corp.                                          307,500
14,000     Mahanagar Telephone Nigam Ltd. (G.D.R.)            141,750
 4,000     SBC Communications, Inc.                           204,250
20,988     Telefonica SA*                                     335,749
 5,000     Teleglobe, Inc.                                     77,206
                                                          -----------
                                                          $ 2,862,003
                                                          -----------
           Total Communication Services                   $ 5,204,910
                                                          -----------
           Consumer Cyclicals - 9.5%
           Automobiles - 1.0%
 1,820     DaimlerChrysler AG                             $   126,106
 5,000     Ford Motor Co.                                     250,937
                                                          -----------
                                                          $   377,043
                                                          -----------

10 The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                 Value
             Hardware & Tools - 0.3%
  10,000     Makita Corp.                                        $   112,370
                                                                 -----------
             Household Furniture & Appliances - 2.7%
     900     Ryohin Keikaku Co., Ltd.                            $   181,197
     900     Ryohin Keikaku Co., Ltd. (New Shares)*                  180,354
  13,000     Sharp Corp.                                             207,679
   3,000     Sony Corp.                                              446,952
                                                                 -----------
                                                                 $ 1,016,182
                                                                 -----------
             Publishing - 0.4%
   3,000     McGraw-Hill Co., Inc.                               $   145,125
                                                                 -----------
             Retail (Building Supplies) - 0.5%
   3,000     Home Depot, Inc.                                    $   205,875
                                                                 -----------
             Retail (Discounters) - 0.4%
   5,375     Dollar General Corp.                                $   165,953
                                                                 -----------
             Retail (General Merchandise) - 0.8%
   3,000     Dayton Hudson Corp.                                 $   180,187
   3,000     Wal-Mart Stores, Inc.                                   142,687
                                                                 -----------
                                                                 $   322,874
                                                                 -----------
             Retail (Specialty) - 0.7%
   4,200     Barnes & Noble, Inc.*                               $   109,200
 111,000     Cifra, SA de CV (Series C)*                             171,217
                                                                 -----------
                                                                 $   280,417
                                                                 -----------
             Services (Commercial & Consumer) - 2.7%
     160     Altran Technologies SA                              $    48,109
  15,000     Hays Plc                                                162,016
      70     Kuoni Reisen Holding AG (Series B) (Registered)         275,090
   6,500     Select Appointments Holdings Plc*                       109,966
   6,700     TNT Post Group NV                                       169,365
   3,790     Vivendi                                                 266,035
                                                                 -----------
                                                                 $ 1,030,581
                                                                 -----------
             Total Comsumer Cyclicals                            $ 3,656,420
                                                                 -----------
             Consumer Staples - 10.3%
             Beverages (Non-Alcoholic) - 0.8%
   5,000     Embotelladora Andina SA (A.D.R.)                    $    86,563
   4,900     Coca-Cola West Japan Co., Ltd.                          224,834
                                                                 -----------
                                                                 $   311,397
                                                                 -----------

The accompanying notes are an integral part of these financial statements.   11

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 9/30/99                                   (continued)
--------------------------------------------------------------------------------

Shares                                                           Value
           Broadcasting (Television/Radio/Cable) - 1.2%
 3,500     CBS Corp.*                                      $   161,875
 2,900     Grupo Televisa SA (A.D.R.)*                         115,819
 2,900     United Pan-Europe Communications NV*                177,172
                                                           -----------
                                                           $   454,866
                                                           -----------
           Distributors (Food & Health) - 0.4%
12,000     Metro-Richelieu, Inc.                           $   160,397
                                                           -----------
           Entertainment - 1.2%
 3,000     Oriental Land Co., Ltd.                         $   248,619
10,000     Pearson Plc                                         214,045
                                                           -----------
                                                           $   462,664
                                                           -----------
           Foods - 2.7%
 5,000     ConAgra, Inc.                                   $   112,813
 1,700     General Mills, Inc.                                 137,913
   600     Groupe Danone                                       145,922
 3,000     H.J. Heinz Co.                                      129,000
32,300     Thai Union Frozen Products Public Co., Ltd.         111,203
26,785     Unilever Plc                                        251,819
 2,300     Wrigley (Wm.) Jr. Co.                               158,269
                                                           -----------
                                                           $ 1,046,939
                                                           -----------
           Household Products (Non-Durables) - 0.7%
 2,000     Colgate-Palmolive Co.                           $    91,500
 6,000     Kao Corp.                                           169,117
                                                           -----------
                                                           $   260,617
                                                           -----------
           Personal Care - 0.2%
 8,000     Safilo                                          $    63,861
                                                           -----------
           Restaurants - 1.4%
24,000     Compass Group Plc                               $   236,701
 6,800     McDonald's Corp.                                    292,400
                                                           -----------
                                                           $   529,101
                                                           -----------
           Retail Stores (Drug Stores) - 0.4%
 6,600     Walgreen Co.                                    $   167,475
                                                           -----------
           Retail Stores (Food Chains) - 0.6%
 1,400     Carrefour SA                                    $   223,960
                                                           -----------
           Services (Employment) - 0.7%
   300     Adecco SA                                       $   167,510

12 The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                        Value
           Services (Employment) - (continued)
 4,000     Robert Half International, Inc.*             $    96,000
                                                        -----------
                                                        $   263,510
                                                        -----------
           Total Consumer Staples                       $ 3,944,787
                                                        -----------
           Energy - 4.0%
           Oil & Gas (Exploration/Production) - 0.7%
11,000     Canadian Natural Resources Ltd.*             $   257,397
                                                        -----------
           Oil & Gas (Refining & Marketing) - 0.5%
30,000     ENI SpA                                      $   188,071
                                                        -----------
           Oil (International Integrated) - 2.8%
 1,900     Chevron Corp.                                $   168,625
 1,400     Elf Aquitaine                                    244,375
 1,600     Mobil Corp.                                      161,200
40,000     Shell Transport & Trading Co.                    297,687
 3,600     Texaco, Inc.                                     227,250
                                                        -----------
                                                        $ 1,099,137
                                                        -----------
           Total Energy                                 $ 1,544,605
                                                        -----------
           Financial - 17.9%
           Banks (Major Regional) - 6.1%
45,000     Banca Fideuram SpA                           $   254,805
 5,000     Banca Popolare di Brescia                        213,934
11,000     Banco Popolare di Milano                          80,433
18,720     Banco Santander Central Hispano SA               193,468
50,000     Bangkok Bank Ltd.                                 98,279
 2,500     Comerica, Inc.                                   126,563
 1,100     Depfa-Bank                                        90,736
   110     Julius Baer Holding Ltd.                         325,769
 3,800     Mellon Bank Corp.                                128,250
 6,000     National City Corp.                              160,125
27,600     Overseas-Chinese Banking Corp., Ltd.             214,306
 2,800     State Street Corp.                               180,950
13,500     Svenska Handelsbanken                            188,667
 3,250     Uniao de Bancos Brasileiros SA (G.D.R.)           57,484
                                                        -----------
                                                        $ 2,313,769
                                                        -----------
           Banks (Money Center) - 1.6%
20,500     Lloyds TSB Group Plc                         $   250,787
 9,000     Royal Bank of Scotland Group                     192,640

The accompanying notes are an integral part of these financial statements.   13

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 9/30/99                                   (continued)
--------------------------------------------------------------------------------

Shares                                                          Value
           Banks (Money Center) - (continued)
   550     UBS AG                                         $   154,832
                                                          -----------
                                                          $   598,259
                                                          -----------
           Banks (Regional) - 0.8%
10,175     Halifax Plc                                    $   127,994
10,000     Toronto-Dominion Bank                              193,524
                                                          -----------
                                                          $   321,518
                                                          -----------
           Financial (Diversified) - 2.7%
20,000     Amp Ltd.                                       $   186,364
 2,000     Fortis NV                                           64,500
 6,300     ICICI Ltd. (A.D.R.)*                                75,600
   700     Marschollek Lautenschlaeger Und Partner AG         121,293
   800     Shohkoh Fund & Co., Ltd.                           595,561
                                                          -----------
                                                          $ 1,043,318
                                                          -----------
           Insurance (Life/Health) - 1.9%
 3,000     Axa Financial, Inc.                            $   167,437
 8,000     Conseco, Inc.                                      154,500
 7,000     Manulife Financial Corp.*                           83,090
17,500     Mediolanum SpA                                     133,922
13,000     Prudential Plc                                     200,132
                                                          -----------
                                                          $   739,081
                                                          -----------
           Insurance (Multi-Line) - 2.3%
   500     Allianz AG                                     $   143,900
 2,875     American International Group, Inc.                 249,945
 1,600     Axa SA                                             202,312
 4,000     Fortis NL*                                         128,999
   300     Zurich Allied AG (New Shares)                      167,110
                                                          -----------
                                                          $   892,266
                                                          -----------
           Insurance (Property/Casualty) - 0.3%
 6,000     Skandia Forsakrings AB                         $   125,229
                                                          -----------
           Insurance Brokers - 0.4%
 2,300     Marsh & McLennan Co., Inc.                     $   157,550
                                                          -----------
           Investment Banking/Brokerage - 1.2%
   700     Consors Discount Broker AG*                    $    35,017
45,000     Daiwa Securities Co., Ltd.                         408,746
                                                          -----------
                                                          $   443,763
                                                          -----------

14 The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                               Value
            Investment Management - 0.6%
 27,000     Amvescap Plc                                       $   220,055
                                                               -----------
            Total Financial                                    $ 6,854,808
                                                               -----------
            Healthcare - 5.6%
            Biotechnology - 0.6%
 10,000     Celltech Chiroscience Plc*                         $    75,245
  3,600     Qiagen NV*                                             151,350
                                                               -----------
                                                               $   226,595
                                                               -----------
            Healthcare (Diversified) - 1.3%
  3,000     Bristol-Myers Squibb Co.                           $   202,500
  1,600     Johnson & Johnson                                      147,000
  2,100     Warner-Lambert Co., Inc.                               139,387
                                                               -----------
                                                               $   488,887
                                                               -----------
            Healthcare (Drugs/Major Pharmaceuticals) - 3.2%
  8,000     Glaxo Wellcome Plc                                 $   207,459
  4,000     Merck & Co., Inc.                                      259,250
    100     Novartis AG                                            148,143
     21     Roche Holdings AG                                      242,689
  5,000     Schering-Plough Corp.                                  218,125
 12,000     Smithkline Beecham Plc                                 137,812
                                                               -----------
                                                               $ 1,213,478
                                                               -----------
            Healthcare (Medical Products/Supplies) - 0.5%
 30,750     F.H. Faulding & Co., Ltd.                          $   202,614
                                                               -----------
            Total Healthcare                                   $ 2,131,574
                                                               -----------
            Technology - 21.4%
            Communications Equipment - 3.7%
  8,000     ECI Telecommunications Ltd.                        $   197,500
  2,400     Ericsson LM (B Shares)                                  74,405
  3,250     Gilat Satellite Networks Ltd.*                         174,281
  7,630     Lucent Technologies, Inc.                              494,996
  2,000     Matsushita Communication Industrial Ltd.               221,931
  3,000     Nokia Oyj                                              269,174
                                                               -----------
                                                               $ 1,432,287
                                                               -----------
            Computers (Hardware) - 2.0%
  3,400     IBM Corp.                                          $   412,675
  4,000     Sun Microsystems, Inc.*                                372,000
                                                               -----------
                                                               $   784,675
                                                               -----------

The accompanying notes are an integral part of these financial statements.   15

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 9/30/99                                   (continued)
--------------------------------------------------------------------------------

Shares                                                          Value
           Computers (Networking) - 0.8%
 4,250     Cisco Systems, Inc.*                           $   291,390
                                                          -----------
           Computers (Software & Services) - 3.0%
   900     Cap Gemini SA                                  $   141,771
 4,500     Check Point Software Technologies Ltd.*            379,969
 5,800     Dassault Systemes SA                               228,409
 9,000     Exchange Holdings Plc*                              24,154
 6,750     Oracle Corp.*                                      307,125
 2,000     Tietoenator Corp. (B Shares)                        63,222
                                                          -----------
                                                          $ 1,144,650
                                                          -----------
           Electronics (Component Distributors) - 2.7%
 5,000     Hoya Corp.                                     $   301,526
 3,000     Siemens AG                                         247,142
46,000     Toshiba Corp.                                      341,586
58,000     Varitronix International Ltd.                      126,559
                                                          -----------
                                                          $ 1,016,813
                                                          -----------
           Electronics (Semiconductors) - 3.8%
 9,000     Fujitsu Ltd.                                   $   279,801
 4,500     Intel Corp.                                        334,406
 1,000     Rohm Co., Ltd.                                     208,353
 2,250     STMicroelectronics                                 175,298
 3,400     Texas Instruments, Inc.                            279,650
 2,000     Tokyo Electron Ltd.                                173,237
                                                          -----------
                                                          $ 1,450,745
                                                          -----------
           Equipment (Semiconductors) - 0.3%
 1,600     Applied Materials, Inc.*                       $   124,600
                                                          -----------
           Photograpy/Imaging - 0.6%
 3,000     Eastman Kodak Co.                              $   226,312
                                                          -----------
           Services (Computer Systems) - 2.0%
 6,900     Getronics NV                                   $   371,240
15,000     SunGard Data Systems, Inc.*                        394,687
                                                          -----------
                                                          $   765,927
                                                          -----------
           Services (Data Processing) - 2.5%
 7,300     Automatic Data Processing, Inc.                $   325,762
 9,000     CGI Group, Inc.*                                   174,172
 5,900     First Data Corp.                                   258,862

16 The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                               Value
                 Services (Data Processing) - (continued)
    19,000       Merkantildata ASA                           $   194,991
                                                             -----------
                                                             $   953,787
                                                             -----------
                 Total Technology                            $ 8,191,186
                                                             -----------
                 Transportation - 1.5%
                 Railroads - 0.3%
    75,000       Malaysia International Shipping Bhd.        $   102,632
                                                             -----------
                 Shipping - 0.6%
     7,500       Brambles Industries Ltd.                    $   217,269
                                                             -----------
                 Truckers - 0.6%
    81,835       Stagecoach Holdings Plc                     $   255,672
                                                             -----------
                 Total Transportation                        $   575,573
                                                             -----------
                 Utilities - 2.6%
                 Electric Companies - 2.0%
    81,000       Contact Energy Ltd.*                        $   131,545
     7,000       Endesa SA                                       132,916
    27,000       Scottish Power Plc                              244,950
    15,500       Union Electrica Fenosa SA                       232,449
                                                             -----------
                                                             $   741,860
                                                             -----------
                 Natural Gas - 0.3%
     3,200       Williams Companies, Inc.                    $   119,800
                                                             -----------
                 Water Utilities - 0.3%
     7,000       Aguas De Barcelona                          $   117,196
                                                             -----------
                 Total Utilities                             $   978,856
                                                             -----------
                 TOTAL COMMON STOCKS
                 (Cost $29,168,043)                          $35,995,994
                                                             -----------
                 TOTAL INVESTMENT IN SECURITIES
                 (Cost $29,683,655) (a)                      $36,534,842
                                                             -----------
Principal
Amount
                 TEMPORARY CASH INVESTMENT - 4.6%
                 Commercial Paper - 4.6%
$1,748,000       American Express Co., 5.5%, 10/1/99         $ 1,748,000
                                                             -----------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $1,748,000)                           $ 1,748,000
                                                             -----------
                 TOTAL INVESTMENT IN SECURITIES AND
                 TEMPORARY CASH INVESTMENT - 100%
                 (Cost $31,431,655) (b)                      $38,282,842
                                                             -----------

The accompanying notes are an integral part of these financial statements.   17

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 9/30/99                                   (continued)
--------------------------------------------------------------------------------

 *  Non-income producing security.
(a) Distribution of investments by country of issue, as a percentage of total investment in securities, is as follows:


  United States                              31.8%
  Japan                                      13.7%
  United Kingdom                             12.1%
  France                                      7.3%
  Germany                                     5.0%
  Switzerland                                 4.0%
  Canada                                      3.9%
  Netherlands                                 3.6%
  Italy                                       3.1%
  Spain                                       2.8%
  Australia                                   2.3%
  Israel                                      2.1%
  Finland                                     1.4%
  Mexico                                      1.2%
  Sweden                                      1.1%
  Brazil                                      1.0%
  Others (Individually less than 1%)          3.6%
                                            -----
                                            100.0%
                                            -----

(b) At September 30, 1999, the net unrealized gain on investments based on cost for federal income tax purposes of $31,436,154 was as follows:

  Aggregate gross unrealized gain for all investments in which there is an
  excess of value over tax cost                                                  $8,755,510

  Aggregate gross unrealized loss for all investments in which there is an
  excess of tax cost over value                                                  (1,908,822)
                                                                                 ----------
  Net unrealized gain                                                            $6,846,688
                                                                                 ----------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 1999 aggregated $9,868,962 and $13,105,512, respectively.


18 The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 BALANCE SHEET 9/30/99
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including temporary cash investment
    of $1,748,000) (cost $31,431,655)                                        $38,282,842
  Cash                                                                               797
  Foreign currencies, at value                                                   122,794
  Receivables -
   Investment securities sold                                                    347,615
   Fund shares sold                                                               12,831
   Dividends, interest and foreign taxes withheld                                 67,911
  Other                                                                            5,198
                                                                             ------------
     Total assets                                                            $38,839,988
                                                                             ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                           $   248,879
   Fund shares repurchased                                                       158,432
   Forward foreign currency portfolio hedge contracts, open-net                  275,169
   Forward foreign currency settlement contracts, open-net                           455
  Due to affiliates                                                               53,953
  Accrued expenses                                                                76,983
                                                                             ------------
     Total liabilities                                                       $   813,871
                                                                             ------------
NET ASSETS:
  Paid-in capital                                                            $32,703,949
  Accumulated undistributed net investment income                                180,836
  Accumulated net realized loss on investments
    and foreign currency transactions                                         (1,434,984)
  Net unrealized gain on investments                                           6,851,187
  Net unrealized loss on forward foreign currency contracts and other
    assets and liabilities denominated in foreign currencies                    (274,871)
                                                                             ------------
     Total net assets                                                        $38,026,117
                                                                             ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $24,226,168/1,222,222 shares)                            $     19.82
                                                                             ------------
  Class B (based on $12,001,993/622,525 shares)                              $     19.28
                                                                             ------------
  Class C (based on $1,797,956/93,222 shares)                                $     19.29
                                                                             ------------
MAXIMUM OFFERING PRICE:
  Class A                                                                    $     21.03
                                                                             ------------



The accompanying notes are an integral part of these financial statements.   19

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 For the Six Months Ended 9/30/99


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $25,916)      $ 361,800
  Interest                                                     33,689
                                                            ----------
     Total investment income                                                 $  395,489
                                                                             ----------
EXPENSES:
  Management fees                                           $ 196,926
  Transfer agent fees
   Class A                                                     54,673
   Class B                                                     29,772
   Class C                                                      5,550
  Distribution fees
   Class A                                                     31,499
   Class B                                                     61,403
   Class C                                                      9,526
  Administrative fees                                          14,267
  Custodian fees                                               23,056
  Registration fees                                            14,752
  Professional fees                                            22,235
  Printing                                                     11,720
  Fees and expenses of nonaffiliated trustees                  12,540
  Miscellaneous                                                 2,686
                                                            ----------
     Total expenses                                                          $  490,605
     Less management fees waived by Pioneer
       Investment Management, Inc.                                              (85,542)
     Less fees paid indirectly                                                   (2,427)
                                                                             ----------
     Net expenses                                                            $  402,636
                                                                             ----------
      Net investment loss                                                    $   (7,147)
                                                                             ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                              $2,466,714
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies       (445,427)       $2,021,287
                                                            ----------       ----------
  Change in net unrealized gain or loss from:
   Investments                                              $ 288,127
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies        285,180        $  573,307
                                                            ----------       ----------
   Net gain on investments and foreign currency
     transactions                                                            $2,594,594
                                                                             ----------
   Net increase in net assets resulting from operations                      $2,587,447
                                                                             ----------



20 The accompanying notes are an integral part of these financial statements.

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 For the Six Months Ended 9/30/99 and the Year Ended 3/31/99


                                                           Six Months Ended    Year Ended
                                                               9/30/99          3/31/99
FROM OPERATIONS:
Net investment loss                                         $      (7,147)  $   (87,755)
Net realized gain (loss) on investments and foreign
  currency transactions                                         2,021,287    (2,357,249)
Change in net unrealized gain on investments and foreign
  currency transactions                                           573,307    (1,418,208)
                                                            -------------   -----------
  Net increase (decrease) in net assets resulting from
    operations                                              $   2,587,447   $(3,863,212)
                                                            -------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain:
  Class A ($0.00 and $0.01 per share, respectively)         $          --   $   (18,666)
  Class B ($0.00 and $0.01 per share, respectively)                    --        (8,958)
  Class C ($0.00 and $0.01 per share, respectively)                    --        (1,254)
                                                            -------------   -----------
   Total distributions to shareholders                      $          --   $   (28,878)
                                                            -------------   -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  15,594,303   $61,811,613
Reinvestment of distributions                                          --        26,557
Cost of shares repurchased                                    (18,337,344)  (64,228,228)
                                                            -------------   -----------
  Net decrease in net assets resulting from
    fund share transactions                                 $  (2,743,041)  $(2,390,058)
                                                            -------------   -----------
  Net decrease in net assets                                $    (155,594)  $(6,282,148)
NET ASSETS:
Beginning of period                                            38,181,711    44,463,859
                                                            -------------   -----------
End of period (including accumulated undistributed net
  investment income of $180,836 and $187,983,
  respectively)                                             $  38,026,117   $38,181,711
                                                            -------------   -----------


                                 9/99 Shares     9/99 Amount     3/99 Shares      3/99 Amount
CLASS A
Shares sold                      614,641      $11,941,616       2,272,092      $42,059,107
Reinvestment of distributions         --               --             974           17,291
Less shares repurchased         (702,929)     (13,736,338)     (2,564,172)     (47,222,710)
                                --------      -----------      ----------      -----------
  Net decrease                   (88,288)     $(1,794,722)       (291,106)     $(5,146,312)
                                --------      -----------      ----------      -----------
CLASS B
Shares sold                      106,164      $ 2,039,131         356,595      $ 6,535,375
Reinvestment of distributions         --               --             472            8,193
Less shares repurchased         (146,844)      (2,804,647)       (256,431)      (4,494,547)
                                --------      -----------      ----------      -----------
  Net increase (decrease)        (40,680)     $  (765,516)        100,636      $ 2,049,021
                                --------      -----------      ----------      -----------
CLASS C
Shares sold                       84,401      $ 1,613,556         695,909      $13,217,131
Reinvestment of distributions         --               --              62            1,073
Less shares repurchased          (94,053)      (1,796,359)       (657,018)     (12,510,971)
                                --------      -----------      ----------      -----------
  Net increase (decrease)         (9,652)     $  (182,803)         38,953      $   707,233
                                --------      -----------      ----------      -----------



The accompanying notes are an integral part of these financial statements.   21

Pioneer World Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 9/30/99
--------------------------------------------------------------------------------

                                                               Six Months Ended   Year Ended    Year Ended      10/31/96 to
                                                                    9/30/99         3/31/99       3/31/98         3/31/97
CLASS A
Net asset value, beginning of period                              $ 18.55          $ 20.03      $  16.67        $ 15.00
                                                                  -------          -------      --------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.04          $  0.01      $  (0.01)       $  0.01
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                  1.23            (1.48)         3.54           1.69
                                                                  -------          -------      --------        -------
   Net increase (decrease) from investment operations             $  1.27          $ (1.47)     $   3.53        $  1.70
Distributions to shareholders:
 Net realized gain                                                     --            (0.01)        (0.17)         (0.03)
                                                                  -------          -------      --------        -------
Net increase (decrease) in net asset value                        $  1.27          $ (1.48)     $   3.36        $  1.67
                                                                  -------          -------      --------        --------
Net asset value, end of period                                    $ 19.82          $ 18.55      $  20.03        $ 16.67
                                                                  -------          -------      --------        --------
Total return*                                                        6.85%           (7.32)%       21.36%         11.32%
Ratio of net expenses to average net assets                          1.76%**+         1.76%+        1.79%+         1.80%**+
Ratio of net investment income (loss) to average net assets          0.25%**+         0.00%+       (0.07)%+        0.08%**+
Portfolio turnover rate                                                52%**            72%           39%            18%**
Net assets, end of period (in thousands)                          $24,226          $24,304       $32,088        $17,723
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                        2.19%**          2.15%         2.59%          3.70%**
 Net investment loss                                                (0.18)%**        (0.39)%       (0.87)%        (1.82)%**
Ratios assuming waiver of management fees and
 assumption of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                                        1.75%**          1.75%         1.75%          1.75%**
 Net investment income (loss)                                        0.26%**          0.01%        (0.03)%         0.13%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
22

Pioneer World Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 9/30/99
--------------------------------------------------------------------------------

                                                              Six Months Ended    Year Ended     Year Ended       10/31/96 to
                                                                   9/30/99          3/31/99        3/31/98          3/31/97
CLASS B
Net asset value, beginning of period                            $ 18.11          $ 19.75        $ 16.59         $15.00
                                                                -------          -------        -------         ------
Increase (decrease) from investment operations:
 Net investment loss                                            $ (0.06)         $ (0.11)       $ (0.14)        $(0.03)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                1.23            (1.52)          3.47           1.62
                                                                -------          -------        -------         ------
   Net increase (decrease) from investment operations           $  1.17          $ (1.63)       $  3.33         $ 1.59
Distributions to shareholders:
 Net realized gain                                                   --            (0.01)         (0.17)            --
                                                                -------          -------        -------         ------
Net increase (decrease) in net asset value                      $  1.17          $ (1.64)       $  3.16         $ 1.59
                                                                -------          -------        -------         ------
Net asset value, end of period                                  $ 19.28          $ 18.11        $ 19.75         $16.59
                                                                -------          -------        -------         ------
Total return*                                                      6.46%           (8.23)%        20.25%         10.60%
Ratio of net expenses to average net assets                        2.56%**+         2.42%+         2.68%+         2.85%**+
Ratio of net investment loss to average net assets                (0.57)%**+       (0.69)%+       (0.97)%+       (0.99)%**+
Portfolio turnover rate                                              52%**            72%            39%            18%**
Net assets, end of period (in thousands)                        $12,002          $12,012        $11,112         $5,306
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                      2.99%**          2.97%          3.48%          4.51%**
 Net investment loss                                              (1.00)%**        (1.24)%        (1.77)%        (2.65)%**
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.55%**          2.41%          2.64%          2.77%**
 Net investment loss                                              (0.56)%**        (0.68)%        (0.93)%        (0.91)%**

 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**Annualized.
 +Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 23

Pioneer World Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 9/30/99
--------------------------------------------------------------------------------

                                                          Six Months Ended    Year Ended     Year Ended       10/31/96 to
                                                               9/30/99          3/31/99        3/31/98          3/31/97
CLASS C
Net asset value, beginning of period                           $18.13           $19.77         $16.62           $15.00
                                                               ------           ------         ------           ------
Increase (decrease) from investment operations:
 Net investment loss                                           $(0.07)          $(0.04)        $(0.11)          $(0.07)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              1.23            (1.59)          3.43             1.69
                                                               ------           ------         ------           ------
   Net increase (decrease) from investment operations          $ 1.16           $(1.63)        $ 3.32           $ 1.62
Distributions to shareholders:
 Net realized gain                                                 --            (0.01)         (0.17)              --
                                                               ------           ------         ------           ------
Net increase (decrease) in net asset value                     $ 1.16           $(1.64)        $ 3.15           $ 1.62
                                                               ------           ------         ------           ------
Net asset value, end of period                                 $19.29           $18.13         $19.77           $16.62
                                                               ------           ------         ------           ------
Total return*                                                    6.40%           (8.22)%        20.16%           10.80%
Ratio of net expenses to average net assets                      2.65%**+         2.37%+         2.73%+           3.74%**+
Ratio of net investment loss to average net assets              (0.68)%**+       (0.65)%+       (1.11)%+         (1.77)%**+
Portfolio turnover rate                                            52%**            72%            39%              18%**
Net assets, end of period (in thousands)                       $1,798           $1,865         $1,264           $  365
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                    3.09%**          2.89%          3.53%            4.91%**
 Net investment loss                                            (1.11)%**        (1.17)%        (1.91)%          (2.94)%**
Ratios assuming waiver of management fees and
 assumption of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                                    2.63%**          2.35%          2.67%            3.69%**
 Net investment loss                                            (0.66)%**        (0.63)%        (1.05)%          (1.72)%**

 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**Annualized.
 +Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer World Equity Fund

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 9/30/99
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer World Equity Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers three classes of shares--Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareholders, respectively.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A. Security Valuation
   Security transactions are recorded on trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of the regular trading on the exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of

Pioneer World Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/99                              (continued)
--------------------------------------------------------------------------------

   reasonable diligence. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

   The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in India, and the Fund may be unable to sell portfolio securities until the registration process is completed.


B. Foreign Currency Translation
   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts
   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a

Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


D. Federal Income Taxes
   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on net realized capital gains in certain countries. The required capital gains taxes, if any, are determined in accordance with local tax laws. In determining daily net asset value, the Fund estimates the reserve for capital gains taxes, if any, associated with net unrealized gains on certain portfolio securities. The estimated reserve for capital gains taxes, if any, is based on the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. During the six months ended September 30, 1999, the Fund paid no capital gains taxes on the sale of certain foreign securities.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


E. Fund Shares
   The Fund records sales and repurchases of its shares on trade date. Net losses, if any, as a result of cancellations are absorbed by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc. (PGI). PFD earned $4,336 in underwriting commissions on the sale of fund shares during the six months ended September 30, 1999.

Pioneer World Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/99                              (continued)
--------------------------------------------------------------------------------

F. Class Allocations
   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.


G. Repurchase Agreement
   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneering Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

Pioneer World Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 1999, $18,466 was payable to PIM related to management fees and certain other services.


3. Transfer Agent
PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $18,002 in transfer agent fees payable to PSC at September 30, 1999.


4. Distribution Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $17,485 in distribution fees payable to PFD at September 30, 1999.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended September 30, 1999, CDSCs in the amount of $23,189 were paid to PFD.


5. Expense Offsets
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended September 30, 1999, the Fund's expenses were reduced by $2,427 under such arrangements.

Pioneer World Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/99                              (continued)
--------------------------------------------------------------------------------

6. Forward Foreign Currency Contracts
At September 30, 1999, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open portfolio hedges at September 30, 1999 were as follows:


----------------------------------------------------------------------------------------------
                Contracts      In Exchange     Settlement                     Net Unrealized
  Currency      to Deliver         For            Date           Value             Loss
----------------------------------------------------------------------------------------------
  JPY         396,716,000     $3,510,295        1/31/00      $3,785,464        $ (275,169)
----------------------------------------------------------------------------------------------



At September 30, 1999, the gross forward currency settlement contracts receivable and payable were $264,891 and $265,346 respectively, resulting in a net payable of $455.


7. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended September 30, 1999, the Fund had no borrowings under this agreement.

Pioneer World Equity Fund

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareowners and the Board of Trustees of Pioneer World Equity Fund:


We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer World Equity Fund as of September 30, 1999, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer World Equity Fund as of September 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.




ARTHUR ANDERSEN LLP



Boston, Massachusetts
November 5, 1999

 Pioneer World Equity Fund

--------------------------------------------------------------------------------
 TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
                                      Officers Trustees
John F. Cogan, Jr.                    John F. Cogan, Jr., Chairman and
Mary K. Bush                           President
Richard H. Egdahl, M.D.               David D. Tripple, Executive Vice President
Margaret B.W. Graham                  Patrick M. Smith, Vice President
John W. Kendrick                      Eric W. Reckard, Treasurer
Marguerite A. Piret                   Joseph P. Barri, Secretary
David D. Tripple
Stephen K. West
John Winthrop
Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Public Accountants
Arthur Andersen LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneering Services Corporation

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment representative, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.


Growth Funds                          Income Funds
United States                         Taxable
Pioneer Capital Growth Fund           Pioneer America Income Trust
Pioneer Growth Shares                 Pioneer Bond Fund
Pioneer Micro-Cap Fund                Pioneer Limited Maturity Bond Fund
Pioneer Mid-Cap Fund                  Pioneer Strategic Income Fund
Pioneer Small Company Fund
Pioneer Tax-Managed Fund              Tax-Free
                                      Pioneer Tax-Free Income Fund
International/Global
Pioneer Emerging Markets Fund         Money Market Fund
Pioneer Europe Fund                   Pioneer Cash Reserves Fund*
Pioneer Indo-Asia Fund
Pioneer International Growth Fund
Pioneer World Equity Fund

Growth and Income Funds
Pioneer Fund
Pioneer II
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Real Estate Shares





*An investment in the Fund is not insured or guaranteed by the Federal Deposit
 Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
 PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.


FactFoneSM
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.


90-Day Reinstatement Privilege (for Class A Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 90 days of your redemption. You have the choice of investing in any Pioneer fund, as long as you meet its minimum investment requirement.


Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.


Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)


Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)


Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.


Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
 RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.


Individual Retirement Account (IRA)
Traditional IRA
A Traditional IRA allows anyone under age 70-1/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.


Roth IRA
Contributions, up to $2,000 a year per person in earned income, are not tax-deductible, but earnings are tax-free for qualified withdrawals. You can contribute beyond age 70-1/2.


401(k) Plan
The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,000 per year or 25% of pay, whichever is less. Employers may contribute.


SIMPLE (Savings Incentive Match PLan for Employees) IRA Plan Businesses with 100 or fewer eligible employees can establish the plan; it resembles the traditional 401(k), but with less testing and lower administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.






Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan
Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.


Simplified Employee Pension Plan (SEP)
SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.


Profit Sharing Plan
Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.


Age-Weighted Profit Sharing Plan
Like traditional profit sharing plans, employer contributions are flexible, but age-weighted plans allocate contributions based on both age and salary. Age-weighted plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.


Money Purchase Pension Plan (MPP)
Money purchase plans are similar to profit-sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.






Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292


FactFoneSM for automated fund yields, prices,
account information and transactions                            1-800-225-4321


Retirement plans information                                    1-800-622-0176


Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:

Pioneering Services Corporation
60 State Street
Boston, Massachusetts 02109


Our toll-free fax                                               1-800-225-4240


Our Internet e-mail address                               ask.pioneer@piog.com
(for general questions about Pioneer only)


Visit our web site:                                       www.pioneerfunds.com
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This report must be preceded or accompanied by a current Fund prospectus.


[PIONEER LOGO]



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
 Pioneer Investment Management, Inc.
 60 State Street                               7258-00-1199
 Boston, Massachusetts 02109               (C) Pioneer Funds Distributor, Inc.
 www.pioneerfunds.com                      [recycle logo] Printed on Recycled Paper
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